Commitment and Contingencies - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Current liability for potential claims	$ 0.5
Other significant legal proceedings	0
Rental and other operational lease expenses	$ 12.6	$ 13.7	$ 13.4
Bank guarantees in respect of the custom duties and taxes	$ 30.7	$ 34.3